CONCENTRATIONS OF RISK (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUE BY GEOGRAPHIC LOCATIONS

Most of the customers are located in Hong Kong. The following table sets out a breakdown of our revenue by geographic locations of our clients for the six months ended September 30, 2022 and 2023:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Hong Kong	$5,924,582	$4,479,661	$574,316
Singapore	275,984	598,261	76,700

Total:	$6,200,566	$5,077,922	$651,016

SCHEDULE OF DIRECT COST AND OUTSTANDING PAYABLE
	Six Months ended September 30, 2023		September 30, 2023
Vendor	Operating cost	Percentage of direct cost	Accounts payable
	HKD		HKD

Vendor A	$516,131	15%	$205,767

	Year ended March 31, 2022		March 31, 2022
Vendors	Operating cost	Percentage of direct cost	Accounts payable
	HKD		HKD

Ranger	$2,973,970	40%	$1,275,045